H5 Fees to auditors	12 Months Ended
Dec. 31, 2019
Auditors Remuneration [Abstract]
H5 Fees to auditors

H5  Fees to auditors

Fees to auditors
	PwC	Others	Total
2019
Audit fees	96	9	105
Audit-related fees	12	—	12
Tax fees	10	11	21
Other fees	6	6	12
Total	124	26	150

2018
Audit fees	98	4	102
Audit-related fees	11	2	13
Tax fees	9	2	11
Other fees	9	6	15
Total	127	14	141

2017
Audit fees	89	2	91
Audit-related fees	11	—	11
Tax fees	13	4	17
Other fees	9	7	16
Total	122	13	135

The total fee to PwC and their networks of firms is SEK 124 (127 in 2018 and 122 in 2017) millions. For 2019 SEK 40 (39 in 2018 and 39 in 2017) million has been paid to the auditors for the audit engagement to the audit firm PricewaterhouseCoopers AB, SEK 9 (9 in 2018 and 10 in 2017) million for other statutory engagements, SEK 2 (1 in 2018 and 3 in 2017) million for tax advisory services and SEK 4 (8 in 2018 and 5 in 2017) million for other services. No valuation services has been performed.

During the period 2017–2019, in addition to audit services, PwC provided certain audit-related services, tax and other services to the Company. The audit-related services include quarterly reviews, ISO audits, SSAE 16 reviews and services in connection with the issuing of certificates and opinions and consultation on financial accounting. The tax services include corporate tax compliance work. Other services include, work related to acquisitions and operational effectiveness.

Audit fees to other auditors largely consist of local statutory audits.